Note 6 - Related Parties	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Related Parties

During 2011 and 2010 and the following related party transaction took place.

·                   2011:

o                                  There were no transactions in 2011.

·                   2010:

o                                  Mr. Hiebert invoiced the Company $21,721 for consulting services during 2010.  As of December 31, 2010 the total owed by the Company to Mr. Hiebert is $48,762.

o                                  The Company advanced Mr. Hiebert $21,646 during 2010.  As of December 31, 2010 the total due the Company from Mr. Hiebert is $48,600.